S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 19, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As such, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Mitchell Kahn	Streetlight Ventures LLC	Investing	Partner
Anthony Ackil	Streetlight Ventures LLC	Investing	Chief Executive Officer
Paul Twohig	Streetlight Ventures LLC	Investing	Partner
Jennifer Calabrese	Calabrese Consulting, LLC	Accounting	Co-Founder and CEO
	Athena Technology Acquisition Corp. II	SPAC	Chief Financial Officer
	LaFayette Acquisition Corp.	SPAC	Chief Financial Officer
Jurgen van de Vyver	Launchpad Capital	Investing	Partner
	Launch One Acquisition Corp.	SPAC	Chief Financial Officer
	Launch Two Acquisition Corp.	SPAC	Chief Financial Officer
	Wen Acquisition Corp.	SPAC	Chief Financial Officer
	Launchpad Cadenza Acquisition Corp I	SPAC	Chief Financial Officer
David Lloyd	New PBS HoldCo, LLC	Restaurants	Director
	Margarita’s Mexican Restaurant	Restaurants	Director
Isaiah Kacyvenski	Will Ventures	Investing	Founder and Managing Partner
	Center for Bio-Integrated Electronics at Northwestern University	Biotech electronics	Chairman
	USC Center for Body Computing	Digital health research	Board Member
Charles Silberstein	FytonBio, Inc.	Biotechnology	Co-Founder & CEO